FSB Bancorp, Inc. (Parent Company Only) Financial Information (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 7,407	$ 6,147	$ 4,335
Securities available-for-sale	17,747	19,968
Total Assets	273,721	255,807
Liabilities and Stockholders' Equity
Total Liabilities	241,862	234,047
Stockholder' Equity	31,859	21,760	21,204
Total Liabilities and Stockholders' Equity	273,721	255,807
Parent company
Assets
Cash and cash equivalents	2,881	265	$ 217
Securities available-for-sale		1,000
Investment in banking subsidiary	28,610	20,085
ESOP loan receivable	398	431
Accrued interest receivable		9
Total Assets	31,889	21,790
Liabilities and Stockholders' Equity
Total Liabilities	30	30
Stockholder' Equity	31,859	21,760
Total Liabilities and Stockholders' Equity	$ 31,889	$ 21,790